Rent Expenses by Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Rent	$ 311,526	$ 303,564	$ 276,540
Operating Segments
Operating Leased Assets [Line Items]
Rent	311,526	303,564	276,540
Operating Segments | Hospital Division
Operating Leased Assets [Line Items]
Rent expense	202,187	200,380	175,754
Operating Segments | Hospital Division | Building | Ventas
Operating Leased Assets [Line Items]
Rent expense	107,431	101,831	94,320
Operating Segments | Hospital Division | Building | Other Landlords
Operating Leased Assets [Line Items]
Rent expense	62,265	66,430	52,717
Operating Segments | Hospital Division | Equipment
Operating Leased Assets [Line Items]
Rent expense	32,491	32,119	28,717
Operating Segments | Nursing Center Division
Operating Leased Assets [Line Items]
Rent expense	97,122	92,033	89,308
Operating Segments | Nursing Center Division | Building | Ventas
Operating Leased Assets [Line Items]
Rent expense	49,414	47,668	45,819
Operating Segments | Nursing Center Division | Building | Other Landlords
Operating Leased Assets [Line Items]
Rent expense	38,666	36,368	36,030
Operating Segments | Nursing Center Division | Equipment
Operating Leased Assets [Line Items]
Rent expense	9,042	7,997	7,459
Operating Segments | Rehabilitation Division | Skilled Nursing Rehabilitation Services
Operating Leased Assets [Line Items]
Rent expense	4,726	5,442	6,384
Operating Segments | Rehabilitation Division | Skilled Nursing Rehabilitation Services | Building
Operating Leased Assets [Line Items]
Rent expense	1,311	1,289	817
Operating Segments | Rehabilitation Division | Skilled Nursing Rehabilitation Services | Equipment
Operating Leased Assets [Line Items]
Rent expense	3,415	4,153	5,567
Operating Segments | Rehabilitation Division | Hospital Rehabilitation Services
Operating Leased Assets [Line Items]
Rent expense	106	140	228
Operating Segments | Rehabilitation Division | Hospital Rehabilitation Services | Building
Operating Leased Assets [Line Items]
Rent expense	37	52	120
Operating Segments | Rehabilitation Division | Hospital Rehabilitation Services | Equipment
Operating Leased Assets [Line Items]
Rent expense	69	88	108
Operating Segments | Care Management Division
Operating Leased Assets [Line Items]
Rent expense	5,101	3,140	1,366
Operating Segments | Care Management Division | Building
Operating Leased Assets [Line Items]
Rent expense	4,513	2,754	1,199
Operating Segments | Care Management Division | Equipment
Operating Leased Assets [Line Items]
Rent expense	588	386	167
Operating Segments | Corporate Segment
Operating Leased Assets [Line Items]
Rent expense	2,284	2,429	3,500
Operating Segments | Corporate Segment | Building
Operating Leased Assets [Line Items]
Rent expense	2,120	2,242	3,356
Operating Segments | Corporate Segment | Equipment
Operating Leased Assets [Line Items]
Rent expense	$ 164	$ 187	$ 144